Financial Liabilities - Other Financial Liabilities (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 03, 2025	Nov. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) Center shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Financial Liabilities
Non-current debt with GIC (sovereign wealth fund in Singapore)			€ 665	€ 802
Non-current preferential loans			20	6
Other non-current financial liabilities			47	45
Transaction costs			(35)	(42)
Total other non-current financial liabilities			697	810
Current debt with GIC (sovereign wealth fund in Singapore)			73	85
Current preferential loans			1	1
Other current financial liabilities			76	37
Total other current financial liabilities			150	€ 123
Accumulated number of shares redeemed | shares				2
Other financial liabilities			€ 847	€ 934
Group 4 centers
Financial Liabilities
Number of plasma centers acquired	6		6
Within one year
Financial Liabilities
Other financial liabilities			€ 150	123
Later than one year and not later than two years [member]
Financial Liabilities
Other financial liabilities			48	52
Later than two years and not later than three years [member]
Financial Liabilities
Other financial liabilities			45	51
Later than three years and not later than four years [member]
Financial Liabilities
Other financial liabilities			45	51
Later than four years and not later than five years [member]
Financial Liabilities
Other financial liabilities			89	95
Later than five years [member]
Financial Liabilities
Other financial liabilities			470	562
Unsecured long-term loan
Financial Liabilities
Other non-current financial liabilities			46	44
Distributor commission liabilities | Biotest AG
Financial Liabilities
Other non-current financial liabilities			€ 14	€ 23
GIC
Financial Liabilities
Annual dividends payable under loan agreement | $ / shares		$ 4,000,000
Number of shares redeemable annually under loan agreement | shares				1
Redemption Price Per Share | $ / shares						$ 52,000,000
Preferential liquidation per share | $ / shares					$ 52,000,000
Accumulated number of shares redeemed | shares			3
Accrued interest included in loan amount			€ 29	€ 34
Value of share redemption right included in loan amount			€ 44	€ 47
GIC | Biomat USA Group
Financial Liabilities
Value of ordinary shares exchanged for liability | $		$ 990
Number of class B ordinary shares exchanged | shares		10
Redemption Price Per Share | $ / shares					$ 52,105,263.16
GIC | Biomat Newco, Corp.
Financial Liabilities
Number of class B ordinary shares exchanged | shares		9